UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21996
Greenwich Advisors Trust
(Exact name of registrant as specified in charter)

330 Railroad Avenue, Greenwich, CT	77057
(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 29, 2008
Date of reporting period: February 29, 2008

Item 1. Reports to Stockholders.
Greenwich Advisors Trust
Annual Report
February 29, 2008
Greenwich Advisors India Select Fund

Greenwich Advisors Trust
Annual Report dated February 29, 2008
Table of Contents

Letter to Shareholders	1

Management’s Discussion of Fund Performance	2

Schedule of Portfolio Investments	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Report of Independent Registered Public Accounting Firm	12

Supplemental Data	13

Information about Trustees and Officers	15

Greenwich Advisors India Select Fund

Shareholders Letter

February 29, 2008
Dear Shareholders:
We are pleased to present this report for the Greenwich Advisors India Select Fund, covering the seven-month period between the Fund’s inception on August 1, 2007 and February 29, 2008.
The Indian stock market climbed rapidly during the first several months of this period, then declined sharply as foreign investors pulled capital out of Indian stocks. The Bombay Stock Exchange (BSE) 100 Index1, which tracks the returns of stocks throughout India, gained 18.58% during the period under review, while the India Select Fund posted a net loss of 1.00% (Class A Shares without load).
Market overview
Strong economic growth fueled powerful stock market gains during the last five months of 2007. India’s gross domestic product2 grew at an annualized rate of roughly 9% during calendar year 2007, contributing to a surge in consumer spending. Strong consumption in turn supported large gains in corporate earnings, particularly among banks and consumer-oriented firms such as providers of wireless telephones. New oil and gas finds and increasing bullishness on the power sector meanwhile buoyed the stock prices of energy companies.
•	The BSE 100 gained nearly 49% (denominated in rupees) between August 1, 2007 and January 7, 2008.

•	Indian stocks then declined precipitously, with the BSE 100 falling more than 18% from its peak through the end of February.

•	Foreign institutional investors became concerned about potential fallout from the U.S. sub prime mortgage crisis and the resulting credit crunch, as well as high valuations among Indian stocks, the BSE 100 traded at a price-to-earnings ratio of just under 30 as of Jan 7, 2008.

•	Those Large stockholders took steps to secure stability and liquidity by shifting assets from equities in emerging markets, such as India, to safer asset classes in the U.S. and Europe. The BSE 100 Index’s losses came despite generally healthy economic growth and corporate earnings.

•	Information technology and pharmaceutical stocks fared especially poorly, in part because a weakening U.S. dollar made it more difficult for the Indian firms to export their goods.
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
International investing involves increased risk and volatility. An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability.
The geographical concentration of portfolio holdings in this Fund may involve increased risk.
Definitions:
1 The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange. The index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.
Terms:
2 The India Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Greenwich Advisors India Select Fund
Fund Performance Review

February 29, 2008
We based our management strategy during this fiscal period on two investment themes: infrastructure spending and consumption. We focused on buying stocks of companies that stood to benefit from those themes when they traded at attractive valuations.*
The Fund held a large percentage of assets in cash during the early part of the year due to concerns about valuations. We later bought stocks in the infrastructure, banking and retail industries as valuations declined. The Fund’s underperformance during the period was largely driven by its cash allocation during the first months of the period.*
A large run-up in the energy sector also detracted from performance against the market capitalization-weighted BSE 100 Index. The index weighting method meant that increasing prices on energy stocks led to greater concentrations of energy stocks within the Index. This caused the Index to move up more rapidly than the Fund when energy stocks posted gains.
We sought to capitalize on increasing infrastructure spending in India by holding substantial weightings in industries such as machinery and engineering, metals and mining, power (including oil and gas), and building materials.*
We believed that strong economic growth would continue to cause the demand for energy to outstrip supply, providing healthy pricing power for these firms. These stocks (especially oil and gas shares) outperformed the market as a whole, so the Fund’s emphasis on them added to its returns relative to the benchmark.
A focus on the retail segment, through exposure to shares of cellular phone companies and banks, provided exposure to rapidly rising Indian consumer spending, and also helped boost performance.
The pharmaceutical and information technology sectors weighed on returns. As we noted above, the dollar’s weakness against the rupee depressed earnings in these largely export-driven sectors.*
Thank you for your trust in the Greenwich Advisors India Select Fund. We will continue to monitor changes in the Indian stock market and adjust the portfolio as our research unearths attractive investment opportunities. Please contact your investment advisor if you have any questions or require assistance.

*	Portfolio Composition of the Fund is as of 2/29/08 and is subject to change.
Aggregate Return (unaudited)

	Inception
	Date	Since Inception

A Shares (without load)	8/1/2007	-1.00%

A Shares (with max. load of 5.75%)		-6.69%

C Shares (without CDSC)	8/1/2007	-1.30%

C Shares (with max. CDSC of 1.00%)		-2.29%

I Shares	8/1/2007	-0.80%

Bombay Stock Exchange 100 Index		18.58%

	A Share	C Share	I Share

Gross Expense Ratio[1]	3.02%	3.52%	2.52%

Net Expense Ratio	2.35%	2.85%	1.85%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-866-667-8733.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.
Investment performance reflects contractual fee waivers in effect from August 1, 2007 through February 29, 2008. Without these fee waivers, the performance would have been lower.
This chart assumes an initial hypothetical investment of $10,000 made on August 1, 2007, and reflects the maximum sales load of 5.75%.
The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange. The Index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.

[1]	The Gross Expense ratios are from the Fund’s most recent Prospectus, dated August 1, 2007. Additional information pertaining to the Fund’s expense ratios as of February 29, 2008 can be found in the financial highlights.

Greenwich Advisors India Select Fund
Schedule of Portfolio Investments
February 29, 2008

		Market
Description	Shares	Value
India Common Stocks—64.4%
Automotive— 2.7%
Mahindra & Mahindra Ltd.	1,510	$26,107
Tata Motors Ltd.	458	8,017

		34,124

Building Materials— 2.3%
Ambuja Cements Ltd.	2,831	8,558
Grasim Industries Ltd.	95	6,842
India Cements Ltd.	2,484	12,957

		28,357

Chemicals— 1.3%
United Phosphorus Ltd.	1,893	15,850

Construction— 2.0%
Jaiprakash Associates Ltd.	3,758	24,679

Energy— 4.9%
Reliance Energy Ltd.	1,550	60,799

Engineering— 3.2%
Larsen & Toubro Ltd.	457	40,220

Financial Services— 9.5%
HDFC Bank Ltd.	761	27,708
Housing Development Finance Corp. Ltd.	516	36,064
ICICI Bank Ltd.	1,294	35,204
Reliance Capital Ltd.	434	19,790

		118,766

Machinery— 4.0%
ABB Ltd.	900	25,988
Bharat Heavy Electricals Ltd.	423	24,177

		50,165

Metals & Mining— 4.3%
Sesa Goa Ltd.	194	16,799
Sterlite Industries (India) Ltd.*	1,707	35,631
Tata Steel Ltd.	92	1,844

		54,274

Oil & Gas— 5.6%
Reliance Industries Ltd.	1,140	70,191

Pharmaceuticals— 7.2%
Cipla Ltd.	3,429	17,749
Dabur India Ltd.	5,216	13,011
Matrix Laboratories Ltd.*	3,013	14,270
Ranbaxy Laboratories Ltd.	2,336	26,025
Sun Pharmaceuticals Industries Ltd.	617	18,922

		89,977

Software— 8.0%
Financial Technologies (India) Ltd.	232	11,830
HCL Technologies Ltd.	1,313	9,111
I-flex solutions Ltd.*	965	26,023
Infosys Technologies Ltd.	969	37,496
Tata Consultancy Services Ltd.	726	15,921

		100,381

Telecommunications— 6.2%
Bharti Airtel Ltd.*	1,648	34,033
Reliance Communications Ltd.	3,052	43,839

		77,872

Tobacco— 2.0%
ITC Ltd.	5,043	25,555

Travel & Leisure— 1.2%
Indian Hotels Co. Ltd.	4,802	15,141

Total India Common Stocks (Cost $906,703)		806,351

India Convertible Preferred Stock—0.7%
Metals & Mining— 0.7%
Tata Steel Ltd., 2.00%, 9/1/09 * (a)	2,446	8,169

Total India Preferred Stock (Cost $7,124)		8,169

Investment Companies—15.2%
UBOC Trust Money Market	190,701	190,701

Total Investment Companies (Cost $190,701)		190,701

Total Investments (Cost $1,104,528) — 80.3%		1,005,221
Other Assets, less Liabilities — 19.7%		246,408

NET ASSETS — 100.0%		$1,251,629

(a)	Security was fair valued as of February 29, 2008. Represents 0.07% of net assets.

*	Non-income producing security.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Assets and Liabilites

February 29, 2008

Assets:

Foreign Currency (Cost $346)	$343
Investments, at value (Cost $1,104,528)	1,005,221
Interest and dividends receivable	309
Receivable for capital shares issued	250,000
Receivable from Investment Advisor	124,943
Deferred Offering costs	48,964
Prepaid expenses	8,452

Total Assets	1,438,232

Liabilities:
Accrued expenses and other liabilities:
Administration	43,297
Chief Compliance Officer	39,144
State registration	2,892
Distribution fees	475
Transfer agent	53,992
Professional fees	36,500
Other fees	10,303

Total Liabilities	186,603

Net Assets	$1,251,629

Composition of Net Assets:

Capital	$1,352,473
Accumulated net investment loss	(1,534)
Net unrealized depreciation on investments and foreign currency tranactions	(99,310)

Net Assets	$1,251,629

Class A Shares
Net Assets	$968,200
Shares Outstanding	97,804
Net Asset Value, Offering and Redemption price per share	$9.90

Maximum Sales Charge	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.50

Class C Shares
Net Assets	$273,507
Shares Outstanding	27,719
Net Asset Value, Offering and Redemption price per share	$9.87

Class I Shares
Net Assets	$9,922
Shares Outstanding	1,000
Net Asset Value, Offering and Redemption price per share	$9.92

See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Operations
For the period ended February 29, 2008(a)

Investment Income:
Dividends
Total Investment Income	$1,829

1,829

Expenses:
Investment Advisory	3,106
Administration	43,297
Distribution (Class A Shares)	852
Distribution (Class C Shares)	726
Offering costs	48,964
State registration	8,597
Printing	5,225
Insurance	9,527
Organizational	32,075
Custodian fees	24,584
Transfer Agency fees	53,992
Chief Compliance Officer	39,144
Trustee fees	3,000
Professional fees	36,500
Other	4,343

Total expenses before fee reductions	313,932
Reimbursement by the Investment Advisor	(304,598)
Fees contractually waived by the Investment Advisor	(3,106)

Net Expenses	6,228

Net Investment Loss	(4,399)

Net Realized/Unrealized Gains(Losses) from Investments:
Net realized gains from investment transactions and foreign currency translations	493

Change in unrealized appreciation/depreciation from foreign currency translations	(3)
Change in unrealized appreciation/depreciation from investments	(99,307)

Net realized/unrealized losses from investments	(98,817)

Change in net assets from operations	$(103,216)

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Changes in Net Assets
For the period ended February 29, 2008(a)
Investment Activities:

Operations:
Net investment loss	$(4,399)
Net realized gains from investment transactions and foreign currency translations	493
Change in unrealized depreciation on investments and foreign currency translations	(99,310)

Change in net assets from operations	(103,216)

Capital Share Transactions:
Proceeds from shares issued:
Class A Shares	1,030,713
Class C Shares	315,400
Class I Shares	10,000
Cost of shares redeemed:
Class A Shares	(1,268)
Class C Shares	—
Class I Shares	—

Change in net assets from capital share transactions	1,354,845

Change in net assets	1,251,629

Net Assets:
Beginning of period	—

End of period	$1,251,629

Accumulated net investment loss	$(1,534)

Share Transactions:
Class A Shares:
Issued	97,922
Redeemed	(118)

Change in Class A Shares	97,804

Class C Shares:
Issued	27,719
Reinvested	—

Change in Class C Shares	27,719

Class I Shares:
Issued	1,000
Reinvested	—

Change in Class I Shares	1,000

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Ratios/Supplementary Data
									Ratio of	Ratio of	Ratio of
								Net	Expenses	Net	Expenses
	Net Asset		Net Realized			Net Asset		Assets,	to	Investment	to
	Value,	Net	and Unrealized	Total From	Change in	Value,		End of	Average	Loss to	Average
	Beginning	Investment	Losses on	Investment	Net Asset	End of	Total	Period	Net	Average	Net	Portfolio
	of Period	Loss	Investments	Activities	Value	Period	Return	(000’s)	Assets (b)	Net Assets (b)	Assets (b)(c)	Turnover

Class A Shares
Period ended February 29, 2008 (a)	$10.00	(0.03)	(0.07)	(0.10)	(0.10)	$9.90	(1.00%)	$968	2.35%	(1.65%)	125.20%	5.49%	(d)

Class C Shares
Period ended February 29, 2008 (a)	$10.00	(0.05)	(0.08)	(0.13)	(0.13)	$9.87	(1.30%)	$274	2.85%	(2.05%)	126.01%	5.49%	(d)

Class I Shares
Period ended February 29, 2008 (a)	$10.00	(0.05)	(0.03)	(0.08)	(0.08)	$9.92	(0.80%)	$10	1.85%	(0.95%)	125.26%	5.49%	(d)

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.

(b)	Annuattzed for periods less than one year.

(c)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d)	Not annualized.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Notes to Financial Statements
February 29,2008
1.	Organization
Greenwich Advisors Trust (the “Trust”) was organized as a trust under the laws of the State of Ohio on December 22, 2006. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers one fund, called the Greenwich Advisors India Select Fund (the “Fund”). The Fund commenced operations on August 30, 2007.
The investment objective for the Fund is to seek long-term capital appreciation. To pursue its investment objective, the Fund will normally invest at least 80% of its assets in equity securities of companies in India. These securities are typically listed on stock exchanges in India, but also include securities traded in markets outside India, including securities trading in the form of depositary receipts or derivative securities. Equity securities include common stock, convertible stocks, stock exchange listed warrants, and any other such investments which entitle the holder to subscribe for or convert into the equity of the company and/or where the price is influenced significantly by the price of the company’s common stock.
The Fund is diversified, as that term is defined in the 1940 Act. The Fund currently offers three classes of shares: Class A Shares, Class C Shares and Class I Shares. Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Greewich Advisors, LLC (the “Advisor”) believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.
Currency Translation: For purposes of determining the Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.
Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Accounting Pronouncements: Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax

Greenwich Advisors India Select Fund
Notes to Financial Statements, (continued)
February 29, 2008
period since then, as applicable). At this time, management does not believe the adoption of FIN 48 will impact the Fund’s net assets or result of operations.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Expenses: Expenses directly attributable to the Fund are charged to the Fund. Each class of shares bears its respective pro-rata portion of the expenses, except that each class separately bears expenses related specifically to that class, such as distribution fees.
Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Fund. Dividends from net realized gains, if any, are declared and distributed at least annually by the Fund.
The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, were paid on behalf of the Trust by the Advisor, some of which will be borne by the Fund.
Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations.
Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a “regulated investment company” and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.
Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Fund’s capital gains realized on foreign securities in the country of domicile.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.
Redemption Fees: A 1.00% redemption/exchange fee will be imposed by the Fund for shares redeemed or exchanged after holding them for less than 90 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.
3.	CONCENTRATION OF MARKET RISK
Because the Indian securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile.
The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in India.
The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of stocks in the Indian markets, the value of Fund shares will also likely decline. Changes in stock market values, especially in emerging market countries, can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad.

Greenwich Advisors India Select Fund
Notes to Financial Statements, (continued)
February 29, 2008
4.	RELATED PARTY TRANSACTIONS

Investment Advisor

Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 1.25% of average net assets of the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by underlying funds and extraordinary expenses) at 2.35% of its average daily net assets for Class A shares, 2.85% of its average daily net assets for Class C shares and 1.85% of its average daily net assets for Class I shares through February 29, 2009. Any operating expenses reimbursed by the Advisor or management fees waived are subject to recoupment in the first three fiscal years following the first year in which the expense occurred, if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor provided that such repayment does not cause the total operating expenses for a class of shares to exceed the above Maximum Operating Expense Limits and the repayment is made within three years after the year in which the Advisor incurred the expense. Pursuant to its agreement, for the period ended February 29, 2008, the Advisor reimbursed fees in the amount of $304,598 for Greenwich Advisors India Select Fund. As of February 29, 2008, the Advisor may recoup $304,598 which expires in 2011.

SBI Funds Management Private Ltd. (the “Sub-Advisor”) serves as the sub-advisor to the Fund. As compensation, the Advisor (not the Fund) will pay the Sub-Advisor a tiered fee based on average daily net assets of the Fund.

Administrator

Effective August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), the Fund’s administrator and fund accounting and transfer agent was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS Ohio, by a subsidiary of The Citibank N.A. (“Citi”).

Prior to August 1, 2007, BISYS Ohio, a wholly owned subsidiary of The BISYS Group, Inc., served the Trust as administrator. Certain officers of the Trust were affiliated with BISYS Ohio and such officers currently are affiliated with CFSO. Such persons were paid no fees directly by the Fund for servicing as officers of the Trust, with the exception of the Chief Compliance Officer. Under the terms of the Master Services Agreement with the Fund, BISYS Ohio was, and CFSO is, entitled to receive an annual asset-based fee for administration and fund accounting of 6 basis points (0.06%) on the first $1 billion in aggregate net assets of the Fund; 4 basis points (0.04%) of aggregate net assets of the Fund from over $1 billion. The Fund is subject to an annual minimum of $80,000, and includes up to three classes per Fund. BISYS Ohio was, and CFSO is, entitled to receive $5,000 under the Master Services Agreement for any additional classes above three. Under the Master Services Agreement, BISYS Ohio was, and CFSO now serves as transfer agent and dividend disbursing agent to the Fund. BISYS Ohio was, and CFSO is, entitled to receive an annual per-account fee for such services that is applied to each shareholder account on the CFSO transfer agency system plus a fee of $17,000 per share class. For its services as administrator, fund accountant and transfer agent, BISYS Ohio was, and CFSO is, entitled to receive an annual minimum fee of $125,000.

Chief Compliance Officer

Under the Compliance Services Agreement between the Fund and BISYS Ohio (the “CCO Agreement”), BISYS Ohio, and now CFSO, made an employee available to serve as the Fund’s Chief Compliance Officer (the “CCO”). BISYS Ohio, and now CFSO, provides certain compliance services to the Trust pursuant to a Compliance Services Agreement. For its services, BISYS Ohio, and now CFSO, receives an annual fee of $75,000 plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust.

Distributor

The Trust has retained Foreside Distribution Services, L.P. (“Distributor”), a wholly-owned subsidiary of Foreside Financial Group, Inc., to serve as principal underwriter for the shares of the Fund, pursuant to a Distribution Agreement between the Distributor and the Advisor. Fees for such distribution services are paid to the Distributor by the Advisor.

Distribution Plan

The Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Class A and Class C Shares. Pursuant to the Distribution Plan, the Fund will pay 0.50% and 1.00% of its average daily net assets attributable to its Class A and Class C Shares, respectively. The Distribution Plan provides that the Fund pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

Greenwich Advisors India Select Fund
Notes to Financial Statements, (continued)
February 29, 2008
5.	Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities, securities sold short, and U.S. government securities, for the period February 29, 2008, totaled:

Purchases	Sales

$939,114	$27,317
6.	Federal Tax Information:

As of February 29, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

India Select Fund	$1,105,920	$7,497	$(108,199)	$(100,702)

Accumulated	Unrealized
Capital and Other	Appreciation/	Total Accumulated
Losses	(Depreciation)[1]	Earnings/(Deficit)

$(142)	$(100,702)	$(100,844)

[1]	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to investments in Passive Foreign Investment Companies.
Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October currency losses of $142, which will be treated as arising on the first business day of the fiscal year ending February 28, 2009:

Greenwich Advisors India Select Fund
Auditor Opinion
February 29, 2008
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
Greenwich Advisors India Select Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Greenwich Advisors Trust , comprised of the Greenwich Advisors India Select Fund (the “Fund”), as of February 29, 2008, and the related statement of operations, statement of changes, and financial highlights from August 30, 2007 (commencement of operations) through the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund comprising Greenwich Advisors Trust at February 29, 2008, the result of its operations, the changes in net assets, and its financial highlights from August 30, 2007 (commencement of operations) through the period then ended, in conformity with U.S. generally accepted accounting principles.
Columbus, Ohio
May 5, 2008

Greenwich Advisors India Select Fund
Supplemental Data (Unaudited)

February 29, 2008
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 30, 2007 through February 29, 2008.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		8/30/07	2/29/08	8/30/07 - 2/29/08	8/30/07 - 2/29/08
India Select Fund	Class A	$1,000.00	$990.00	$11.63	2.35%
	Class C	1,000.00	987.00	14.08	2.85%
	Class I	1,000.00	992.00	9.16	1.85%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		8/30/07	2/29/08	8/30/07 - 2/29/08	8/30/07 - 2/29/08
India Select Fund	Class A	$1,000.00	$1,013.32	$11.89	2.35%
	Class C	1,000.00	1,010.81	14.41	2.85%
	Class I	1,000.00	1,015.84	9.37	1.85%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Greenwich Advisors India Select Fund
Supplemental Data (Unaudited), (continued)
February 29, 2008
Tabular Summary of Schedule of Investments:
The Greenwich Advisors India Select Fund invested, as a percentage of total net assets, in the following industries as of February 29, 2008.

Percentage
of
Security Allocation	Total
for the Schedule of Investments	Net Assets

Investment Companies	15.2%
Financial Services	9.5%
Software	8.0%
Pharmaceuticals	7.2%
Telecommunciations	6.2%
Oil & Gas	5.6%
Energy	4.9%
Metals & Mining	4.3%
Machinery	4.0%
Engineering	3.2%
Automotive	2.7%
Building Materials	2.3%
Construction	2.0%
Tobacco	2.0%
Chemicals	1.3%
Travel & Leisure	1.2%
Preferred Stock	0.7%
Other	19.7%

Total	100.0%
Other Information:
Disclosure of Portfolio Holdings
The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending May 31 and November 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 866-667-8733 or on the SEC’s website at http://www.sec.gov.

Greenwich Advisors India Select Fund
Information about Trustees and Officers (unaudited)
February 29, 2008
The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge and upon request, by calling 1-866-667-8733.

				Number of
				Portfolios in	Other
	Position(s)	Term of		Fund Complex	Directorships
Name, Address	Held with	Office/Length of	Principal Occupation(s)	Overseen by	Held by
and Age[1]	the Fund	Time Served	During Past 5 Years	Trustee[2]	Trustee

John J. Cialone (50)	Trustee	Indefinite/February 9, 2007-present.	New York State Court Officer, Unified Court System of New York State, 1994-present.	1	None

Anthony J. Hertl (58)	Trustee	Indefinite/February 9, 2007-present.	Consultant to small and emerging businesses since 2000; Certified Public Accountant.	1	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; Northern Lights Fund Trust (9 portfolios); Northern Lights Variable Trust (4 portfolios); Z-Seven Fund (1 portfolio)

Robert S. Pollock (76)	Trustee	Indefinite/February 9, 2007-present.	Chief Executive Officer and President, Continuum Partners (consulting firm), from 1999- present.	1	None

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Number of
Portfolios in
	Position(s)	Term of Office/		Fund Complex
Name, Address	Held with	Length of Time	Principal Occupation(s)	Overseen by	Other Directorships
and Age[1]	the Fund	Served	During Past 5 Years	Trustee[2]	Held by Trustee

Anne M. Carley (42)	Secretary	Indefinite/ December 22, 2006-present.	Managing Director, Greenwich Advisors, LLC (investment adviser), 2005-present; Managing Director, Greenwich Equity Group, LLC (finance company), 2005-present; Principal, Rampant Financial Series (finance company), 2005- February 2006; Chief Financial Officer, R.J. Murphy & Associates (finance company); 2002-2004; Principal, Laconia Capital Corporation (finance company); June 2002- October 2002.	N/A	N/A

Robert Silva (41) c/o Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219	Treasurer	Indefinite/ April 21, 2008-present.	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), September, 2007 to present; Assistant Vice President, Citizens Advisers, Inc. May, 2002 to August, 2007.	N/A	N/A

Suhas S. Kundapoor (33)[3]	President and Trustee	Indefinite/February, 1, 2007-present; President: Indefinite/December 22, 2006-present.	Managing Director, Greenwich Equity Group (finance company), September 2006- present; President, Greenwich Advisors, LLC (investment adviser), September 2006- present Financial Analyst, In Interactive Brokers, LLC (finance company), 2004- September 2006; Senior Financial Analyst, Verizon (telecommunications), 2001-2004.	1	None

Eric B. Phipps (36) c/o Citi Fund Services Ohio, Inc. 3534 Stelzer Road Columbus, OH 43219	Chief Compliance Officer	Indefinite/ April 21, 2008-present.	Vice President Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), June, 2006 to present. Staff Accountant United States Securities and Exchange Commission October, 2004 to May, 2006. Director of Compliance BISYS Fund Services Ohio, Inc. December, 1995 to October, 2004.	N/A	N/A

[1]	Unless otherwise note, the mailing address of each Trustee and officer is 330 Railroad Avenue, Greenwich, CT 06830.

[2]	The “Fund Complex” consists of Greenwich Advisors Trust.

[3]	Suhas S. Kundapoor is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund’s investment advisor.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-866-667-8733.
Mutual funds are NOT FDIC insured. There is no bank guarantee. Mutual funds may lose value.
The Greenwich Advisors India Select Fund is distributed by Foreside Fund Services, LLC

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Anthony J. Hertl, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
2007 — $0                2008 — $32,000
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
2007 — $0                2008 — $0
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
2007 — $0                2008 — $4,500
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
2007 — $0                2008 — $0
     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
      Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to the fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
2007 — 0                2008 — 100%
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     Not applicable.

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     Not applicable.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Greenwich Advisors Trust

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President
Date May 9, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President
Date May 9, 2008

By (Signature and Title)	/s/ Robert W. Silva
Robert W. Silva, Treasurer
Date May 9, 2008